KINETICS MUTUAL FUNDS, INC.

The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
(each a “Fund”)

Supplement dated December 16, 2019
to the Prospectuses, each dated April 30, 2019

Effective immediately, the following strategy and risk disclosures are added to the Prospectuses for each Fund:

Each of the following paragraphs is added to the end of the “Principal Investment Strategies” section of the Summary Section of the Prospectuses for the respective Fund:

The Paradigm Fund
The Paradigm Portfolio held 33.86% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of November 30, 2019. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

The Small Cap Opportunities Fund
The Small Cap Portfolio held 31.00% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of November 30, 2019. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

The Market Opportunities Fund
The Market Opportunities Portfolio held 29.40% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of November 30, 2019. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Each of the following risk disclosures is added to the “Principal Investment Risks” sections of the Prospectuses for the respective Fund:

The Paradigm Fund
Single Stock Concentration Risk: The Paradigm Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

The Small Cap Opportunities Fund
Single Stock Concentration Risk: The Small Cap Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the

Portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

The Market Opportunities Fund
Single Stock Concentration Risk: The Market Opportunities Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

The following risk disclosure is added to the “Additional Information About the Risks of Investing in Each of the Funds” section of the Prospectuses for the Paradigm Fund, the Small Cap Opportunities Fund and the Market Opportunities Fund:

Single Stock Concentration Risk - Paradigm Fund, Small Cap Opportunities Fund, Market Opportunities Fund
A Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. As of November 30, 2019, the Paradigm Portfolio, the Small Cap Opportunities Portfolio and the Market Opportunities Portfolio each held a large concentration of its net assets in the Land Trust. Because a large portion of the Land Trust’s revenue is derived from oil and gas royalties, the performance of the Funds could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Funds given the concentration in this holding.

Please retain this Supplement with your Prospectus for future reference.

KINETICS MUTUAL FUNDS, INC.

The Kinetics Spin-off and Corporate Restructuring Fund

(the “Fund”)

Supplement dated December 16, 2019
to the Prospectus dated April 30, 2019

Effective immediately, the following strategy and risk disclosures are added to the Prospectus for the Fund:

The following paragraph is added to the end of the “Principal Investment Strategies” summary section for the Fund:

The Kinetics Spin-off and Corporate Restructuring Fund
The Fund held 36.38% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of November 30, 2019. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

The following risk disclosure is added to the “Principal Investment Risks” section of the Prospectus for the Fund:

The Kinetics Spin-off and Corporate Restructuring Fund
Single Stock Concentration Risk: The Fund may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

The following risk disclosure is added to the "Principal Risks of Investing" section of the Prospectus for the Fund:

Single Stock Concentration Risk. The Fund may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. As of November 30, 2019, the Fund held a large concentration of its net assets in the Land Trust. Because a large portion of the Land Trust’s revenue is derived from oil and gas royalties, the performance of the Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Fund given the concentration in this holding.

Please retain this Supplement with your Prospectus for future reference.